Note 24 - Taxation (Details) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforwards	$ 5,249	$ 275
Property and Leased mineral rights	(486)	(1,910)
Goodwill	(684)
Acquisition Costs	937	560
Interest payable	660	158
Allowance for credit receivable	2,551
Notes payable	2,194
Financial instruments liability		4,580
Asset retirement obligations	83	381
Total deferred income tax assets, net	10,504	4,044
Less valuation allowance	$ (10,504)	$ (4,044)